EMPLOYEE BENEFITS - Assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Discount interest rate	9.95%	11.34%
Inflation rate	2.95%	2.96%
Salary growth rate	3.73%	3.80%
Pension growth rate	3.00%	3.00%
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Discount interest rate	9.95%	11.40%
Inflation rate	3.00%	3.00%
Salary growth rate	4.27%	4.27%